Schedule of ordinary shares subject to possible redemption (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 24, 2021	Oct. 31, 2022	Jul. 31, 2021	Jul. 31, 2022
Initial Public Offering
Gross proceeds	$ 87,114,830	$ 86,250,000		$ 86,250,000
Proceeds allocated to public warrants and public rights		(9,979,125)		(9,979,125)
Redeemable ordinary shares issuance costs allocated to public warrants and public rights		(5,196,868)		(5,196,868)
Accretion of carrying value to redemption value (Deemed dividend)		15,194,433		14,695,090
Ordinary shares subject to possible redemption		$ 86,268,440		$ 85,769,097